Share-Based Compensation - Summary of Share, Based Awards (Table) (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, Opening balance	$ 3.79	$ 3.79	$ 3.79
Granted, Weighted Average Fair Value on Grant Date		11.72
Vested, Actual Fair Value on Vesting Date		3.83	4.45
Unvested, Weighted Average Fair Value on Grant Date, Closing balance		$ 5.08	$ 3.79	$ 3.79
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, Opening balance	928,908	928,908	1,246,096
Granted on March 11, 2021, Number of Units		61,625
Vested in 2020, Number of Units	(931,320)	(931,320)	(317,188)	(113,279)
Unvested, Number of Units, Closing balance		59,213	928,908	1,246,096